Income Taxes (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2022
Income Taxes [Abstract]
Schedule of reconciliation of the income tax expenses
	Six months ended December 31, 2022	Six months ended December 31, 2021
	US$	US$
Profit before income tax	1,892,910	2,509,121
Taxation at the applicable tax rate of 25%/16.5%/21%	477,672	631,627
Tax effect on non-taxable income	(61,493)	(9,096)
Tax effect of expenses that are not deductible	39,960	105,572
Income taxes	456,139	728,103

	June 30, 2022	June 30, 2021
	US$	US$
Profit before income tax	3,321,716	7,615,878
Taxation at the applicable tax rates of 25%/16.5%/21%	846,672	1,903,969
Tax effect on non-taxable income	(148)	(11,191)
Tax effect of expenses that are not deductible	568,066	731,849
Overprovision in respect of previous year	(6,584)	(117,010)
Income taxes	1,408,006	2,507,617